Class A Common Stock Subject to Possible Redemption (Details Narrative) - Common Class A [Member] - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 22, 2021	Dec. 31, 2020
Common stock, shares authorized	50,000,000				50,000,000
Common stock, par value	$ 0.0001				$ 0.0001
Common stock, shares outstanding	5,800,000
Redemption of shares	5,750,000	5,750,000	5,750,000	5,750,000